Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Lightwave Logic, Inc.
Entity Central Index Key	0001325964
Document Type	S-1
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company